GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Wages, salaries and related expenses	$ 23,419	$ 21,835	$ 18,933
Share base payments	4,314	12,121	31,878
Rent and office maintenance	1,667	2,432	319
Professional expenses	9,935	7,686	12,233
Doubtful debts	1,516	4,337	(3,167)
Acquisition costs	0	171	6,012
Other expenses	386	2,469	1,797
Total general and administrative expense	$ 41,237	$ 51,051	$ 68,005